OPERATING DATA	12 Months Ended
Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
OPERATING DATA	NOTE 4: OPERATING DATA
4.1 Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control of the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.
The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the goods, goods shipped to the wrong location, goods produced with incorrect specifications and goods shipped outside acceptable time parameters.
–Consequential Damages - Damages reported by the customer not directly related to the value of the rejected goods (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from date of delivery, depending on the market and product sold. The Company received 351 as advances from its customers which are classified as unsatisfied performance obligations and recognized as liabilities in line with IFRS 15. The Company expects 100% of these unsatisfied performance obligations as of December 31, 2023 to be recognized as revenue during 2024 as the Company’s contracts have an original expected duration of one year or less.
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022	2021
Trade accounts receivable and other - opening balance	3,839	5,143	3,072
Performance obligations satisfied	68,275	79,844	76,571
Payments received	(68,590)	(80,977)	(74,036)
Impairment of receivables (net of write backs and utilization)	(165)	—	(69)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combination and divestments [1]	189	190	182
TSR receivables retained in ArcelorMittal USA divestment [2]	—	—	(260)
Foreign exchange and others	113	(361)	(317)
Trade accounts receivable and other - closing balance	3,661	3,839	5,143
1. 2023 mainly included receivables acquired as part of acquisition of ArcelorMittal Pecém (see note 2.2.4) and receivables from ArcelorMittal Temirtau recognized upon disposal partially offset by the derecognition of ArcelorMittal Temirtau's receivables (see note 2.3). 2022 included mainly receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4). 2021 included mainly receivables from the joint venture Acciaierie d'Italia (see note 2.3).
2.Cash collateral provided by the Company for the TSR receivables retained in ArcelorMittal USA at the time of disposal in 2020, subsequently fully realized in 2021.

4.2 Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2023	2022	2021
Materials	46,422	51,353	42,737
Labor costs	7,038	6,721	6,886
Logistic expenses	4,028	4,096	3,931
Depreciation and amortization	2,675	2,580	2,523
Net impairment charges/ (reversal) (note 5.3)	1,038	1,026	(218)
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	1,469	—	—
Other	868	1,533	1,478
Total	63,538	67,309	57,337
4.3 Trade accounts receivable and other
Trade accounts receivable are initially recorded at their transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and administrative expense when a specific account is deemed uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the collectability can be clearly demonstrated. Uninsured trade receivables and the associated allowance are written off when ArcelorMittal has exhausted its recovery efforts and enforcement options. ArcelorMittal continuously considered the impacts on the current economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default.
Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2023	2022
Gross amount	4,025	4,029
Allowance for lifetime expected credit losses	(364)	(190)
Total	3,661	3,839
The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers, the credit terms must be approved by the credit committees of each reportable segment. Limits and scoring attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.
Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2023	2022
NAFTA	337	289
Brazil	1,400	1,127
Europe	1,587	2,011
ACIS	264	347
Mining	73	65
Total	3,661	3,839
Aging of trade accounts receivable

	December 31,			December 31,
	2023			2022
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,070	(19)	3,051	3,063	(17)	3,046
Overdue 1-30 days	303	(1)	302	366	(2)	364
Overdue 31-60 days	83	(2)	81	120	(1)	119
Overdue 61-90 days	44	(1)	43	40	—	40
Overdue 91-180 days	143	(12)	131	97	(2)	95
More than 180 days	382	(329)	53	343	(168)	175
Total	4,025	(364)	3,661	4,029	(190)	3,839
The movements in the allowance are calculated based on lifetime expected credit loss model for 2023, 2022 and 2021. The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2023	2022	2021
Allowance - opening balance	190	206	136
Additions	178	19	87
Write backs / utilization	(13)	(19)	(18)
Foreign exchange and others	9	(16)	1
Allowance - closing balance	364	190	206
The Company has established a number of programs for sales without recourse of trade accounts receivable to various financial institutions (referred to as true sale of receivables (“TSR”). Through the TSR programs, certain operating subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the consolidated statements of financial position at the moment of sale. The Company classifies trade receivables subject to TSR      as financial assets that are held to collect or to sell and recognizes them at FVOCI (see note 6). The fair value measurement is determined based on the invoice amount net of TSR expense payable, a Level 3 unobservable input. The TSR expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date. Any loss allowance for these trade receivables is recognized in OCI. As of December 31, 2023 and 2022, the total amount of trade accounts receivables sold amounted to 4.5 billion and 5.3 billion, respectively.
4.4 Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,434 and 1,629 as of December 31, 2023 and 2022, respectively, are comprised of the following:

	December 31,
	2023	2022
Finished products	5,372	5,906
Production in process	4,741	5,343
Raw materials	6,334	6,639
Manufacturing supplies, spare parts and other [1]	2,312	2,199
Total	18,759	20,087
1.Including spare parts of 1.7 billion and 1.5 billion, and manufacturing and other supplies of 0.6 billion and 0.7 billion as of December 31, 2023 and 2022, respectively.
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2023	2022	2021
Inventory write-downs - opening balance	1,629	1,023	1,079
Additions [1]	516	759	178
Deductions / Releases [2]	(681)	(136)	(236)
Foreign exchange and others	(30)	(17)	2
Inventory write-downs - closing balance	1,434	1,629	1,023
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.
4.5 Prepaid expenses and other current assets

	December 31,
	2023	2022
VAT receivables	792	1,144
Prepaid expenses and non-trade receivables	658	732
Financial amounts receivable[2]	247	122
Income tax receivable	209	158
Receivables from public authorities	206	152
Receivables from sale of intangible, tangible and financial assets	81	67
Derivative financial instruments (notes 6.1 and 6.3)	643	737
CO2 emission rights	3	491
Other [1]	198	175
Total	3,037	3,778
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes at December 31, 2023 114 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau (see note 2.3).
4.6 Other assets
Other assets consisted of the following:

	December 31,
	2023	2022
Derivative financial instruments (notes 6.1 and 6.3)	163	835
Financial amounts receivable[2]	785	429
Long-term VAT receivables	215	74
Cash guarantees and deposits	178	155
Receivables from public authorities	115	73
Accrued interest	27	24
Receivables from sale of intangible, tangible and financial assets	100	139
Income tax receivable	91	68
Other [1]	185	124
Total	1,859	1,921
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes at December 31, 2023 342 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau (see note 2.3).
4.7 Trade accounts payable and other
Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average outstanding number of trade payable days amounted to 80 over the last 5 years. The ability of suppliers to provide payment terms may be dependent on their ability to obtain funding for their own working capital needs and or their ability to early discount their receivables at their own discretion (the Company estimates that about 2.9 billion of trade payables were subject to early discount by its suppliers in 2023 as compared to 2.8 billion in 2022).
4.8 Accrued expenses and other liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2023	2022
Accrued payroll and employee related expenses	1,403	1,415
Accrued interest and other payables	1,134	1,049
Payable from acquisition of intangible, tangible & financial assets	1,270	1,123
Other amounts due to public authorities	691	652
Derivative financial instruments (notes 6.1 and 6.3)	360	379
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	—	179
Unearned revenue and accrued payables	109	67
Total	4,967	4,864